Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024 [1]
Disclosure of operating segments [line items]
Segment assets	$ 4,683.3		$ 4,683.3		$ 4,246.5
Segment liabilities	4,645.2		4,645.2		$ 4,560.9
Nigeria
Disclosure of operating segments [line items]
Segment assets	883.5	$ 864.3	883.5	$ 864.3
Segment liabilities	316.6	337.8	316.6	337.8
Additions of property, plant and equipment, right of use assets and intangible assets	41.7	19.4	60.3	69.8
SSA
Disclosure of operating segments [line items]
Segment assets	1,356.1	1,373.7	1,356.1	1,373.7
Segment liabilities	885.2	908.4	885.2	908.4
Additions of property, plant and equipment, right of use assets and intangible assets	31.3	34.2	69.4	72.8
Latam
Disclosure of operating segments [line items]
Segment assets	1,936.1	1,950.6	1,936.1	1,950.6
Segment liabilities	525.0	774.1	525.0	774.1
Additions of property, plant and equipment, right of use assets and intangible assets	$ 23.0	42.8	$ 106.8	130.2
MENA
Disclosure of operating segments [line items]
Segment assets		176.1		176.1
Segment liabilities		101.1		101.1
Additions of property, plant and equipment, right of use assets and intangible assets		$ 2.4		$ 4.9

[1]	September 30,